Operations And Organization (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified				12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Oct. 05, 2012	May 25, 2010	Dec. 31, 2012 FEP [Member]	May 25, 2010 Regency [Member]	Dec. 31, 2012 Regency [Member] Lone Star L.L.C. [Member]	Sep. 30, 2011 Regency [Member] Lone Star L.L.C. [Member]	Dec. 31, 2012 Lone Star L.L.C. [Member]	Oct. 05, 2012 Parent Company [Member]	Dec. 31, 2012 Citrus [Member]	Dec. 31, 2012 ETP [Member]	Oct. 05, 2012 ETP [Member]	Jan. 12, 2012 ETP [Member]	Dec. 31, 2012 ETP [Member] Lone Star L.L.C. [Member]	Sep. 30, 2011 ETP [Member] Lone Star L.L.C. [Member]	Dec. 31, 2012 ETE [Member]	Mar. 25, 2012 SUG Merger [Member]	Dec. 31, 2010 SUG Merger [Member]	Dec. 31, 2012 Citrus Merger [Member]	Mar. 25, 2012 Citrus Merger [Member]	Mar. 25, 2012 Units Acquired for Equity [Member] SUG Merger [Member]	Dec. 31, 2011 Units Acquired for Equity [Member] SUG Merger [Member]	Oct. 31, 2012 Canyon [Member]
Business Combination, Consideration Transferred	$ 1,980																						$ 207
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				50.00%				70.00%		50.00%
Equity interest in Holdco									60.00%		40.00%	40.00%				60.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid			$ 305.0			$ 592.7								$ 1,380.0			$ 3,010.0		$ 1,900.0	$ 1,900.0
Interest ownership								30.00%		50.00%										50.00%
Subsidiary Interest in Joint Venture						30.00%	30.00%							70.00%	70.00%
Business Acquisition Units Acquired					26,300,000								30,000,000					0			56,982,160	0
Percent of total equity ownership of a subsidiary		32.40%